Financial instruments by category - Summary Financial liabilities as per statement of financial position (Detail) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities		$ 397,985
Financial liabilities at amortised cost, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities		143,591,587	$ 2,343,578
Financial liabilities at amortised cost, class [member] | Accounts payable, accruals and other payables excluding non-financial items [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	19,615,435	1,414,995
Financial liabilities at amortised cost, class [member] | Convertible notes [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		74,606,482	0
Financial liabilities at amortised cost, class [member] | Derivatives liabilities [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		44,330,400	0
Financial liabilities at amortised cost, class [member] | Interest bearing loans [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		397,985	0
Financial liabilities at amortised cost, class [member] | Loan from related party [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		478,764	0
Financial liabilities at amortised cost, class [member] | Lease liabilities [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		$ 4,162,521	$ 928,583

[1]	Non-financial items include advances from individual customers (e-wallets) and advances from customers as disclosed in Note 18.